Summary of Significant Accounting Policies (Details 8)	12 Months Ended
Dec. 31, 2012
Stock Options - Exercise Price $0.573-$2.50/Share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share calculation	1,103,276
Warrants - Exercise Price $0.001-$0.57/Share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share calculation	577,513
Common Stock Equivalents
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share calculation	14,303,545